MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses	$ (97)	$ (44)
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	12,584	6,022
Allowance for credit losses	(158)	(60)
Total, net of allowance	12,426	5,962
Commercial mortgage loans: | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	9,891	6,022
Allowance for credit losses	(149)	(60)	$ (41)	$ (1)
Total, net of allowance	9,742	5,962
Residential mortgage loans: | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	2,693	0
Allowance for credit losses	$ (9)	$ 0	$ 0	$ 0